Employee benefit plans and compensation plans - Defined contribution plans - Non U.S (Details) - USD ($) $ in Millions	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined contribution plans
Benefit plan expenses recognized			$ 4.9	$ 7.3	$ 7.0
SIHC 401(k) Plan
Defined contribution plans
Employer match, first level (as a percent)			100.00%
Percentage of salary matched, first level (as a percent)			2.00%
Employer match, second level (as a percent)			50.00%
Percentage of salary matched, second level (as a percent)			4.00%
Matching contribution expense			$ 1.3	0.7	0.5
IRS annual covered compensation limit			0.3
Variable contribution expense			$ 0.3	0.4	0.5
IMG 401(k) Plan
Defined contribution plans
Employer match, first level (as a percent)			100.00%
Percentage of salary matched, first level (as a percent)			1.00%
Employer match, second level (as a percent)			50.00%
Matching contribution expense	$ 0.3
Armada 401(k) Plan
Defined contribution plans
Discretionary matching contributions		$ 0.1
Minimum | IMG 401(k) Plan
Defined contribution plans
Percentage of salary matched, second level (as a percent)			1.00%
Maximum | SIHC 401(k) Plan
Defined contribution plans
Variable contribution as percentage of salary			7.00%
Maximum | IMG 401(k) Plan
Defined contribution plans
Percentage of salary matched, second level (as a percent)			6.00%
UK
Defined contribution plans
Employer contribution as percentage of employees' salary			12.00%
Belgium | Minimum
Defined contribution plans
Employer contribution as percentage of employees' salary			6.50%
Belgium | Maximum
Defined contribution plans
Employer contribution as percentage of employees' salary			8.50%
Bermuda
Defined contribution plans
Employer contribution as percentage of employees' salary			10.00%
Employee vesting period (in years)			2 years
Bermuda | Sirius Bermuda Insurance Company Ltd.
Defined contribution plans
Benefit plan expenses recognized			$ 0.4
Bermuda | Sirius International
Defined contribution plans
Benefit plan expenses recognized				$ 0.5	$ 0.5
Swisscanto plan | Switzerland | Minimum
Defined contribution plans
Employer share of total premium charges incurred (as a percent)			60.00%
Employee share of total premium charges incurred (as a percent)			30.00%
Swisscanto plan | Switzerland | Maximum
Defined contribution plans
Employer share of total premium charges incurred (as a percent)			70.00%
Employee share of total premium charges incurred (as a percent)			40.00%